Net Earnings Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Non vested series A units outstanding	5,750	4,500
Unearned compensation units		0